REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

18.    REDEEMABLE NON-CONTROLLING INTERESTS

In December 2017, the Company acquired an approximately 66% equity interest in Lagou on a fully diluted basis. Lagou has been consolidated into the Group’s financial statements as of December 31, 2017. As Lagou has shares that could be redeemed by minority shareholders upon the occurrence of certain events that are not solely within the control of the Company, these preferred shares are accounted for as redeemable non-controlling interests in mezzanine equity.

The redeemable non-controlling interests for the year ended December 31, 2017 are summarized below:

RMB
Balance at January 1, 2017	—
Addition	228,230

Balance at December 31, 2017	228,230